LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Information About Understanding Financial Position Liquidity Of Entity And Events After Reporting Date [Abstract]
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

LIQUIDITY AND CAPITAL RESOURCES
As of 31 December 2017, TORM's cash position totaled USD 134m (2016: USD 76m; 2015: USD 168m) and undrawn credit facilities amounted to USD 271m (2016: USD 190m; 2015: USD 75m). The undrawn credit facilities consisted of a USD 75m Working Capital Facility, a bilateral USD 115m facility with China Export-Import Bank and a bilateral USD 81m facility with Danish Ship Finance. TORM had ten newbuildings on order for delivery in 2018-2019 (2016: four; 2015: seven). The total outstanding CAPEX related to these newbuildings was USD 307m (2016: USD 149m; 2015: USD 224m) and is mainly financed by the undrawn facilities with China Export-Import Bank and Danish Ship Finance.

TORM has a Term Facility I of USD 401m and an undrawn Working Capital Facility of USD 75m both with maturity in 2021. In addition to the Term Facility I and the Working Capital Facility, TORM has a Term Facility II of USD 115m with maturity in 2022 and bilateral loan agreements with Danish Ship Finance of USD 158m maturing in 2022 and with ING of USD 46m maturing in 2024. As of 31 December 2017, the scheduled minimum payments on mortgage debt and bank loans in 2018 were USD 93m.

TORM's bank debt facilities include financial covenants related to:

•          Minimum liquidity including committed credit lines
•          Minimum cash
•          Loan-to-value
•          Equity ratio

During 2017, 2016 and 2015, TORM did not have any covenant breaches.

SUBSEQUENT EVENTS
On 12 January 2018, TORM took delivery of the newbuilding TORM Herdis,(hull no. 15121049), a 114,000 DWT LR2 tanker from Guangzhou Shipyard International.

On 22 January 2018, TORM secured commitment from ABN AMRO for attractive vessel financing of up to USD 50m regarding the two LR1 tanker newbuilding options exercised in December 2017. TORM expects the two LR1 newbuildings to be delivered in 2019 throughout the first quarter of 2020.

On 23 January 2018, TORM plc announced the USD 100m Private Placement by issuing 11,920,000 new A-shares. The related capital increase was filed on 26 January 2018 with the UK Companies House. After the capital increase, TORM's share capital amounts to a total nominal value of USD 742,188.48 divided into 74,218,846 A-shares of USD 0.01 each, one B-share of USD 0.01 and one C-share of USD 0.01.

On 26 January 2018, TORM delivered the Handysize tanker TORM Rhone to its new owner. In the financial statements, TORM Rhone is treated as an asset held-for-sale. The delivery results in a net profit from sale of vessels in TORM of USD 0.6m in 2018.

On 9 February 2018, TORM took delivery of the newbuilding TORM Hermia (hull no. 15121050), a 114,000 DWT LR2 tanker from Guangzhou Shipyard International.